RELATED PARTY	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY

15. RELATED PARTY

During the three and six months ended June 30, 2026 and three and six months ended June 30, 2025, the Company leased portions of its corporate headquarters to Puppy Toes, Inc., a company owned by the Chief Executive Officer and his wife, and to Centurion Counsel, Inc., which is owned by Puppy Toes, Inc. Rent billed to these entities from the Company totaled $3,479 and $6,958 for the three and six months ended June 30, 2026, respectively. Rent billed to these entities from the Company totaled $3,378 and $6,755 for the three and six months ended June 30, 2025, respectively. Additionally, we received full payroll reimbursement for employee services provided to Centurion Counsel, Inc. and Puppy Toes, Inc. during the six months ended June 30, 2026 and 2025, which totaled approximately $7,405 and $65,212 respectively. These reimbursements were at cost and were not marked up or discounted. As of June 30, 2026 and December 31, 2025, we had reimbursement receivable balances of approximately $1,162 and $1,524 which were paid in full during July 2026 and January 2026, respectively.

For the three and six months ended June 30, 2026, the Company paid a family member of a director $13,276 and $33,679, respectively. For the periods ended June 30, 2026, these payments were a combination of Consulting payments totaling $12,500 each quarter, and pro rata distributions and return of capital in his Trust’s investments in DMH#203, DMH#204, DMH#205, DMH#206 and DMH#207 totaling $776 and $7,903, respectively, for the three and six months ended. For the three and six months ended June 30, 2025, the Company paid a family member of a director $16,319 and $32,599, respectively. For the periods ended June 30, 2025, these payments were a combination of consulting payments totaling $12,500 each quarter, and pro rata distributions and return of capital in his trust’s investments in DMH#203, DMH#204, DMH#205, DMH#206 and DMH#207 totaling $3,819 and $7,599, respectively, for the three and six months ended.

We also recognized payments made to Mr. Heilbron, CEO of Presidio Property Trust, for his investment in DMH#207, LP. These payments were a combination of pro rata distributions and capital returns from DMH#207 LP. For the three and six months ended June 30, 2026, the payments were $388 and $759, respectively. For the three and six months ended June 30, 2025, the payments were $410 and $800, respectively.

15. RELATED PARTY TRANSACTIONS

During the years ended December 31, 2025 and 2024, the Company leased portions of its corporate headquarters to Puppy Toes, Inc., a company owned by the Chief Executive Officer and his wife, and to Centurion Counsel, Inc., which is owned by Puppy Toes, Inc. Rent billed to these entities from the Company totaled $13,645 and $11,442 for the years ended December 31, 2025 and 2024, respectively.

Additionally, we receive full payroll reimbursement for employee services provided to Centurion Counsel and Puppy Toes, Inc. during the years ended December 31, 2025 and 2024, which totaled approximately $73,678 and $141,429, respectively. These reimbursements were at cost and were not marked up or discounted. As of December 31, 2025 and December 31, 2024, we had reimbursement receivable balances of approximately $1,524 and $12,376, which were paid in full during January 2025 and January 2026, respectively.

We recognized payments made to Mr. Dubose, who previously served as President of NetREIT Advisors, LLC and Dubose Advisors, LLC; Chief Financial Officer of NetREIT Dubose Model Home REIT, Inc.; and as a Director of the Company. Mr. Dubose is also the father-in-law of Mr. Hightower who now serves on our Board of Directors. For the years ended December 2025 and 2024, the Company paid Mr. Dubose $67,504 and $293,139, respectively. For the year ended December 31, 2024, these payments were a combination of Consulting payments totaling $191,250, and distributions and return of capital in his Trust’s investments in DMH#203, DMH#204, DMH#205, DMH#206 and DMH#207 totaling $101,889. For the year ended December 31, 2025, these payments were a combination of Consulting payments totaling $50,000, and distributions and return of capital in his Trust’s investments in DMH#205 and DMH#207 totaling $17,504.

We also recognized payments made to Mr. Heilbron, CEO of Presidio Property Trust, for his investment in DMH#207, LP. These payments were a combination of distributions and capital returns from DMH#207 LP. For the years ending December 31, 2025 and 2024, the payments were $1,323 and $4,604, respectively.

We recognized a payment of $11,880 made to Jim Durfey, Board of Director for Presidio Property Trust. This payment was paid from Puppy Toes, a company owned by Presidio Property Trust’s Chief Executive Officer. This payment was for purchasing 18,000 shares of SQFT stock from Jim Durfey